Condensed Consolidating Statements of Cash Flows (Details 3) - USD ($)	12 Months Ended
	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014
Cash flows from operating activities:
Net cash provided by operating activities	$ 780,900,000	$ 926,800,000	$ 794,100,000
Cash flows from investing activities:
Capital expenditures	(480,500,000)	(325,600,000)	(330,100,000)
Acquisition of Family Dolllar, net of cash acquired	(6,527,700,000)		0
Other	29,800,000	10,600,000	5,100,000
Net cash used in investing activities	(6,978,400,000)	(315,000,000)	(325,000,000)
Cash flows from financing activities:
Principal payments for long-term debt	(5,926,700,000)	(12,800,000)	(271,500,000)
Proceeds from long-term debt, net of discount	12,130,200,000	0	770,000,000
Debt Issuance Cost	(159,800,000)	(11,800,000)	0
Other	26,700,000	10,000,000	15,800,000
Payments for share repurchases	0	0	(1,112,100,000)
Net cash provided by (used in) financing activities	6,070,400,000	(14,600,000)	(597,800,000)
Effect of exchange rate changes on cash and cash equivalents	(900,000)	(800,000)	(3,500,000)
Net increase (decrease) in cash and cash equivalents	(128,000,000)	596,400,000	(132,200,000)
Cash and cash equivalents at beginning of year	864,100,000	267,700,000	399,900,000
Cash and cash equivalents at end of year	736,100,000	864,100,000	267,700,000
Consolidation Adjustments
Cash flows from operating activities:
Net cash provided by operating activities	(664,000,000)	2,500,000	(998,300,000)
Cash flows from investing activities:
Other			100,000
Net cash used in investing activities			100,000
Cash flows from financing activities:
Dividends paid	646,700,000		998,200,000
Other		(2,500,000)
Net cash provided by (used in) financing activities	646,700,000	(2,500,000)	998,200,000
Net increase (decrease) in cash and cash equivalents	(17,300,000)
Cash and cash equivalents at end of year	(17,300,000)
Parent
Cash flows from operating activities:
Net cash provided by operating activities	743,500,000	23,900,000	1,055,800,000
Cash flows from investing activities:
Acquisition of Family Dolllar, net of cash acquired	(6,833,000,000)
Net cash used in investing activities	(6,833,000,000)
Cash flows from financing activities:
Principal payments for long-term debt	(4,991,500,000)
Proceeds from long-term debt, net of discount	12,130,200,000
Net intercompany note activity	(1,109,600,000)	8,200,000	(57,600,000)
Contribution (to) from affiliates			(43,700,000)
Debt Issuance Cost	(159,800,000)	(11,800,000)
Other	26,700,000	10,000,000	15,800,000
Payments for share repurchases			(1,112,100,000)
Net cash provided by (used in) financing activities	5,896,000,000	6,400,000	(1,197,600,000)
Net increase (decrease) in cash and cash equivalents	(193,500,000)	30,300,000	(141,800,000)
Cash and cash equivalents at beginning of year	193,500,000	163,200,000	305,000,000
Cash and cash equivalents at end of year		193,500,000	163,200,000
Guarantor Subsidiaries
Cash flows from operating activities:
Net cash provided by operating activities	720,800,000	911,900,000	746,000,000
Cash flows from investing activities:
Capital expenditures	(475,700,000)	(312,200,000)	(308,500,000)
Acquisition of Family Dolllar, net of cash acquired	207,300,000
Other	(7,500,000)	10,600,000	5,400,000
Net cash used in investing activities	(275,900,000)	(301,600,000)	(303,100,000)
Cash flows from financing activities:
Principal payments for long-term debt	(935,200,000)	(12,800,000)	(271,500,000)
Proceeds from long-term debt, net of discount			770,000,000
Net intercompany note activity	1,109,600,000	(8,200,000)	57,600,000
Dividends paid	(646,700,000)		(998,200,000)
Other		2,500,000
Net cash provided by (used in) financing activities	(472,300,000)	(18,500,000)	(442,100,000)
Net increase (decrease) in cash and cash equivalents	(27,400,000)	591,800,000	800,000
Cash and cash equivalents at beginning of year	664,300,000	72,500,000	71,700,000
Cash and cash equivalents at end of year	636,900,000	664,300,000	72,500,000
Non - Guarantor Subsidiaries
Cash flows from operating activities:
Net cash provided by operating activities	(19,400,000)	(11,500,000)	(9,400,000)
Cash flows from investing activities:
Capital expenditures	(4,800,000)	13,400,000	(21,600,000)
Acquisition of Family Dolllar, net of cash acquired	98,000,000
Other	37,300,000		(400,000)
Net cash used in investing activities	130,500,000	(13,400,000)	(22,000,000)
Cash flows from financing activities:
Contribution (to) from affiliates			43,700,000
Net cash provided by (used in) financing activities			43,700,000
Effect of exchange rate changes on cash and cash equivalents	(900,000)	(800,000)	(3,500,000)
Net increase (decrease) in cash and cash equivalents	110,200,000	(25,700,000)	8,800,000
Cash and cash equivalents at beginning of year	6,300,000	32,000,000	23,200,000
Cash and cash equivalents at end of year	$ 116,500,000	$ 6,300,000	$ 32,000,000